CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivables, allowance for doubtful accounts	$ 11,667	$ 8,667
Ordinary shares, shares authorized	48,000,000	48,000,000
Ordinary shares, shares issued	28,239.372	19,998.745
Ordinary shares, shares outstanding	28,239.372	19,998.745